ADVANCES FROM CUSTOMERS	12 Months Ended
Dec. 31, 2021
ADVANCES FROM CUSTOMERS
ADVANCES FROM CUSTOMERS

9. ADVANCES FROM CUSTOMERS

Advances from customers represent prepayments from customers and are recognized as revenue in accordance with the Group’s revenue recognition policy.

Advances from customers consist of the following and is analyzed as long-term and short-term portion respectively:

	December 31,
	2020	2021
Customer A	$11,353	$115,744
Customer B	3,187	67,026
Customer C	—	39,173
Others	26,508	71,676
Total	$41,048	$293,619
Less: Advances from customers – short-term portion	$37,783	$202,958
Advances from customers – long-term portion	$3,265	$90,661